LORD ABBETT SERIES FUND, INC.

Dividend Growth Portfolio

(formerly known as "Calibrated Dividend Growth Portfolio")

Supplement dated August 11, 2020 to the

Prospectus and Statement of Additional Information dated May 1, 2020

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 8 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Walter H. Prahl, Partner and Director*	2013
Marc Pavese, Partner and Portfolio Manager	2012
Darnell C. Azeez, Portfolio Manager	2019
Jeffrey Rabinowitz, Portfolio Manager	2020
Servesh Tiwari, Portfolio Manager	2019

*Effective December 31, 2020, Mr. Prahl will retire from Lord Abbett and will no longer serve as a portfolio manager of the Fund.

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 20 of the prospectus:

Walter H. Prahl, Partner and Director, Marc Pavese, Partner and Portfolio Manager, Darnell C. Azeez, Portfolio Manager, Jeffrey Rabinowitz, Portfolio Manager, and Servesh Tiwari, Portfolio Manager, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Prahl, Pavese, Azeez, Rabinowitz, and Tiwari joined Lord Abbett in 1997, 2008, 2002, 2017, and 2015, respectively. Mr. Rabinowitz was formerly Managing Director and Portfolio Manager/Technology Analyst at Jennison Associates LLC from 2014 to 2017.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information:

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets $MM)
Dividend Growth Portfolio
Walter H. Prahl[1]	2	7,512.5	0	0	0	0
Marc Pavese	2	7,512.5	0	0	0	0
Darnell C. Azeez	2	7,512.5	0	0	0	0
Jeffrey Rabinowitz[2]	11	1,055.4	0	0	0	0
Servesh Tiwari	3	7,516.1	1	4.5	0	0

1 Effective December 31, 2020, Mr. Prahl will retire from Lord Abbett and will no longer serve as a portfolio manager of the Fund.

2 Data is as of July 31, 2020.

Please retain this document for your future reference.